Property and Equipment (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment, Gross		$ 539,665	$ 532,165
Accumulated Depreciation		(479,296)	(455,227)
Net Property and Equipment	$ 72,637	60,369	76,938
Machinery and Equipment
Property and Equipment, Gross		240,295	240,295
Office Equipment
Property and Equipment, Gross		156,860	156,860
Devices
Property and Equipment, Gross		89,704	82,204
Software
Property and Equipment, Gross		34,528	34,528
Furniture and Fixtures Gross
Property and Equipment, Gross		16,019	16,019
Other Assets
Property and Equipment, Gross		$ 2,259	$ 2,259